Warrants - Schedule of Fair Values for Outstanding Warrants (Details) $ in Thousands	Mar. 31, 2021 USD ($)
Class of Warrant or Right [Line Items]
Fair values of outstanding warrants	$ 15,561
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Fair values of outstanding warrants	12,842
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Fair values of outstanding warrants	486
Forward Purchase Warrants [Member]
Class of Warrant or Right [Line Items]
Fair values of outstanding warrants	$ 2,233